CRYPTO ASSETS HELD, NET (Details - Crypto assets) $ in Thousands	Mar. 31, 2025 USD ($) Integer		Dec. 31, 2024 USD ($) Integer		Mar. 31, 2024 USD ($) Integer [1]	Dec. 31, 2023 USD ($) Integer		Dec. 31, 2022 USD ($) Integer
Crypto Asset, Holding [Line Items]
Crypto asset	$ 1,612		$ 1,241			$ 421
Bitcoin [Member]
Crypto Asset, Holding [Line Items]
Quantity | Integer	17	[1]	11	[1]	7	9	[1]	16	[2]
Average Rate	$ 81,000		$ 93,000			$ 42,265
Crypto asset	$ 1,372		$ 1,051		$ 483	$ 399	[2]	$ 290
Tether [Member]
Crypto Asset, Holding [Line Items]
Quantity | Integer	240,000	[1]	190,000	[1]	384,000	22,000	[1]	75,000	[2]
Average Rate	$ 1		$ 1			$ 1
Crypto asset	$ 240		$ 190		$ 384	$ 22	[2]	$ 75

[1]	Rounded off to the nearest whole number
[2]	Rounded off to the nearest whole number